Stockholders' Equity (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accumulated Other Comprehensive Income (Loss)
Balance at beginning of period		$ (5,662)
Other comprehensive (loss) income, net of tax		(437)	$ (643)	$ (1,783)
Balance at end of period		(6,099)	(5,662)
Unrealized Gain (Loss) on Securities
Accumulated Other Comprehensive Income (Loss)
Balance at beginning of period	[1]	(2,500)	(1,936)
Other comprehensive (loss) income, before reclassifications	[1]	(1,209)	(37)
Amounts reclassified from accumulated other comprehensive (loss) income	[1]	0	(5)
Other comprehensive (loss) income, before tax	[1]	(1,209)	(42)
Income tax expense (benefit)	[1]	254	16
Other comprehensive (loss) income, net of tax	[1]	(955)	(26)
Amounts reclassified from accumulated other comprehensive loss per ASU 2018-02	[1],[2]		(538)
Balance at end of period	[1]	(3,455)	(2,500)	(1,936)
Unrecognized Net Pension and Postretirement Costs
Accumulated Other Comprehensive Income (Loss)
Balance at beginning of period	[3]	(3,162)	(1,865)
Other comprehensive (loss) income, before reclassifications	[3]	219	90
Amounts reclassified from accumulated other comprehensive (loss) income	[3]	436	(1,085)
Other comprehensive (loss) income, before tax	[3]	655	(995)
Income tax expense (benefit)	[3]	(137)	378
Other comprehensive (loss) income, net of tax	[3]	518	(617)
Amounts reclassified from accumulated other comprehensive loss per ASU 2018-02	[2],[3]		(680)
Balance at end of period	[3]	(2,644)	(3,162)	(1,865)
Accumulated Other Comprehensive Loss
Accumulated Other Comprehensive Income (Loss)
Balance at beginning of period		(5,662)	(3,801)
Other comprehensive (loss) income, before reclassifications		(990)	53
Amounts reclassified from accumulated other comprehensive (loss) income		436	(1,090)
Other comprehensive (loss) income, before tax		(554)	(1,037)
Income tax expense (benefit)		117	394
Other comprehensive (loss) income, net of tax		(437)	(643)	(1,783)
Amounts reclassified from accumulated other comprehensive loss per ASU 2018-02	[2]		(1,218)
Balance at end of period		$ (6,099)	$ (5,662)	$ (3,801)

[1]	The pre-tax amounts reclassified from accumulated other comprehensive loss are included in gain on sale of investment securities in the consolidated statements of income.
[2]	As of December 31, 2017, the Company elected to early adopt and retrospectively apply the reclassification of stranded income tax effects from accumulated other comprehensive loss to retained earnings, as permitted under ASU 2018-02
[3]	The pre-tax amounts reclassified from accumulated other comprehensive income are included in the computation of net periodic pension cost. See Note 12.